Financial risk management - Credit risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risk management
Payment terms	80 days
Customer financing related loan commitments undrawn	€ 26	€ 21
Credit risk
Risk management
Total of accounts receivable and loans due from customers	€ 7,456	€ 7,084
Credit risk | Country one
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	14.70%	17.60%
Credit risk | Country two
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	10.80%	9.30%
Credit risk | Country three
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	7.30%	8.40%
Credit risk | China
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	14.70%	17.60%
Credit risk | Customer one
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	4.50%	5.60%
Credit risk | Customer two
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	3.50%	5.50%
Credit risk | Customer three
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	3.30%	3.20%